Ordinary Shares	12 Months Ended
Dec. 31, 2020
Ordinary shares
Ordinary shares

17.  Ordinary shares

On November 20, 2018, the Company completed its initial public offering on the NASDAQ Capital Market. In this offering, the Company issued and sold to the public 2,600,000 ADS, representing 10,400,000 Class A ordinary shares, at a price of US$7.80 per ADS. The aggregate proceeds the Company received from this offering, net of issuance costs, were approximately RMB 103.4 million (US$15.0 million).

Immediately prior to the completion of this offering, all of the issued and outstanding pre-IPO preferred shares were automatically converted and pre-IPO China Best redeemable shares, pre-IPO Series A convertible redeemable preferred shares, pre-IPO Series B-1 convertible redeemable preferred shares, pre-IPO Series B-2 convertible redeemable preferred shares, pre-IPO Series C-1 convertible redeemable preferred shares, pre-IPO Series C-2 convertible redeemable preferred shares, pre-IPO Series C+ convertible redeemable preferred shares, pre-IPO Series C-4 convertible redeemable preferred shares were re-designated into Class A ordinary shares on a one-for-one basis, pre-IPO Series D-1 convertible redeemable preferred shares and pre-IPO Series D-2 convertible redeemable preferred shares were re-designated into Class A ordinary shares on a 1-for-1.47 basis.

On June 17, 2019, the Company announced that its board of directors authorized a share repurchase program of up to US$20 million of the Company’s outstanding ADSs within the next twelve months. As of December 31, 2020, the Company has repurchased approximately 1,710,952 ordinary shares (equivalent to 427,738 ADSs) on the open market in a total consideration of approximately RMB15.1 million (equivalent to US$2.0 million), at an average price of US$1.16 per share (US$4.65 per ADSs). The repurchased shares have been reserved and accounted for under the cost method and presented as “treasury stock” in equity on the Group’s consolidated balance sheet.

The Company agreed to issue 80,000 ordinary shares (20,000 ADSs) to a nonemployee for the provision of consulting services from August 2019 to August 2020 The equity award granted to the nonemployee is fully vested and non-forfeiture at the date of grant. The share-based compensation to this nonemployee was therefore accounted for based on the fair value of the equity instrument granted and recognized in the consolidated statement of comprehensive loss for the year ended December 31, 2019 at the date of grant.